UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07707

               AllianceBernstein Real Estate Investment Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2003

                   Date of reporting period: November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


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Specialty Equity
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AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Real Estate Investment Fund


Annual Report -- November 30, 2003

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 12, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Real Estate Investment Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment Objective and Policies

This open-end fund seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended November 30, 2003.


INVESTMENT RESULTS*
Periods Ended November 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Real Estate
Investment Fund
   Class A                      19.92%            34.89%
------------------------------------------------------------
   Class B                      19.60%            34.05%
------------------------------------------------------------
   Class C                      19.56%            34.10%
------------------------------------------------------------
NAREIT Equity Index             18.89%            33.48%
------------------------------------------------------------
S&P 500 Stock Index             10.80%            15.08%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market-value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.

Additional investment results appear on page 5.

For the six- and 12-month periods ended November 30, 2003, the Fund


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                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 1
outperformed both benchmarks, the NAREIT Equity Index and the S&P 500 Stock Index. The Fund performed quite well throughout the fiscal year. Specifically, the Fund benefited from strong sector selection and strong selection of securities within sectors. During the period under review, the Fund was overweighted towards retail real estate and underweighted in office and residential properties. Retail outperformed the office and residential sectors. In all three sectors, the Fund's holdings outperformed the Fund's benchmarks. However, Fund gains were somewhat offset by the maintenance of a small cash cushion throughout the year.

The Fund benefited from strong securities selection throughout the fiscal year. Sector selection, however, was less pronounced in the six-month period where health care real REITs, a group to which the Fund had little exposure, performed quite well. The reduction in outperformance due to sector selection was offset by the reduction in the Fund's cash cushion. As a result, the Fund performed well versus its REIT and S&P benchmarks during this period.

Market Review and Investment Strategy

Real estate securities continued their strong performance in the recent six- and 12-month periods under review, in spite of weak underlying real estate dynamics. Demand for office, industrial, hotel and apartment real estate was impacted by the weak overall economy and poor job formations. However, strong consumer spending buoyed retail real estate throughout the year. Furthermore, all real estate sectors were lifted by ongoing investor appetite for the yield and stability provided by real estate compared to other investment alternatives.

We maintained the Fund's high exposure to retail real estate throughout the period to benefit from the strong consumer spending. Furthermore, we limited the Fund's exposure to office and apartment securities in the face of weak job growth and the continued attractiveness of home ownership. As the year progressed, evidence of an economic rebound mounted. In response to this, we increased the Fund's exposure to industrial and hotel property companies because these sectors historically have benefited during the early stages of an economic expansion. We have also been adding to the Fund's office exposure.


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2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

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                                                              Performance Update
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PERFORMANCE UPDATE


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
9/30/96* TO 11/30/03


NAREIT Equity Index: $22,274
AllianceBernstein Real Estate Investment Fund Class A: $20,181
S&P 500 Stock Index: $17,154


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                 AllianceBernstein
               Real Estate Investment      S&P 500              NAREIT
                    Fund Class A         Stock Index         Equity Index
-------------------------------------------------------------------------------
    9/30/96*         $  9,579             $ 10,000             $ 10,000
   11/30/96          $ 10,278             $ 11,053             $ 10,766
   11/30/97          $ 13,877             $ 14,202             $ 13,963
   11/30/98          $ 11,533             $ 17,566             $ 12,096
   11/30/99          $ 10,074             $ 21,235             $ 10,901
   11/30/00          $ 12,698             $ 20,337             $ 13,277
   11/30/01          $ 14,269             $ 17,854             $ 15,807
   11/30/02          $ 14,961             $ 14,906             $ 16,687
   11/30/03          $ 20,181             $ 17,154             $ 22,274

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Real Estate Investment Fund Class A shares (from 9/30/96* to 11/30/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market-value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.


* Fund and benchmark data are from the Fund's Class A share inception date of 9/30/96.


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                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 3

Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
November 30, 2003


INCEPTION DATES
Class A Shares
9/30/96
Class B Shares
9/30/96
Class C Shares
9/30/96


PORTFOLIO STATISTICS
Net Assets ($mil): $313.7


SECTOR/INDUSTRY BREAKDOWN
     20.8%   Regional Malls
     18.7%   Office
     13.8%   Apartment
     12.7%   Warehouse & Industrial             [PIE CHART OMITTED]
     12.2%   Shopping Centers
      8.6%   Diversified
      6.1%   Hotels & Restaurants
      2.6%   Office-Industrial Mix
      2.4%   Storage
      0.5%   Industrial

      1.6%   Short-Term


All data as of November 30, 2003. The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.


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4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                              Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year               34.89%                 29.17%
               5 Years               11.84%                 10.87%
       Since Inception*              10.96%                 10.29%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year               34.05%                 30.05%
               5 Years               11.05%                 11.05%
       Since Inception*              10.19%                 10.19%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year               34.10%                 33.10%
               5 Years               11.08%                 11.08%
       Since Inception*              10.21%                 10.21%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

                               Class A           Class B          Class C
-------------------------------------------------------------------------------
                1 Year          32.68%            33.74%           36.71%
               5 Years          12.11%            12.33%           12.32%
       Since Inception*         10.71%            10.60%           10.61%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception Date: 9/30/96 for all share classes.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 5

Ten Largest Holdings
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TEN LARGEST HOLDINGS
November 30, 2003

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
-------------------------------------------------------------------------------

ProLogis Trust                                  $  20,468,550           6.5%
-------------------------------------------------------------------------------
Simon Property Group, Inc.                         20,394,010           6.5
-------------------------------------------------------------------------------
General Growth Properties, Inc.                    16,805,100           5.4
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.                14,513,506           4.6
-------------------------------------------------------------------------------
AMB Property Corp.                                 13,707,122           4.4
-------------------------------------------------------------------------------
Rouse Co.                                          13,677,426           4.4
-------------------------------------------------------------------------------
Vornado Realty Trust                               12,966,270           4.1
-------------------------------------------------------------------------------
Equity Office Properties Trust                     12,400,856           4.0
-------------------------------------------------------------------------------
Host Marriott Corp.                                11,676,280           3.7
-------------------------------------------------------------------------------
Boston Properties, Inc.                            10,198,125           3.2
-------------------------------------------------------------------------------
                                                $ 146,807,245          46.8%


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6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
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                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2003

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.7%

Real Estate Investment Trusts-95.8%
Apartment-13.7%
Apartment Investment & Management Co. Cl. A           197,400     $   6,721,470
Archstone-Smith Trust                                 241,200         6,628,176
Avalonbay Communities, Inc.                            49,700         2,375,660
Camden Property Trust                                 214,600         9,021,784
Equity Residential Properties Trust                   249,600         7,328,256
Essex Property Trust, Inc.                             68,700         4,393,365
United Dominion Realty Trust                          358,100         6,606,945
                                                                  -------------
                                                                      43,075,656
                                                                  -------------
Diversified-8.6%
Cousins Properties, Inc.                              201,500         6,065,150
iStar Financial, Inc.                                 203,200         7,930,896
Vornado Realty Trust                                  237,000        12,966,270
                                                                  -------------
                                                                      26,962,316
                                                                  -------------
Hotels & Restaurants-4.1%
Hersha Hospitality Trust                              136,800         1,264,032
Host Marriott Corp.(a)                              1,047,200        11,676,280
                                                                  -------------
                                                                      12,940,312
                                                                  -------------
Industrial-0.5%
First Potomac Realty Trust                             88,900         1,511,300
                                                                  -------------
Office-18.6%
Alexandria Real Estate Equities, Inc.                 165,100         9,262,110
Boston Properties, Inc.                               220,500        10,198,125
Corporate Office Properties Trust                     355,700         7,359,433
Equity Office Properties Trust                        447,200        12,400,856
Mack-Cali Realty Corp.                                195,500         7,800,450
Maguire Properties, Inc.                              177,300         4,060,170
SL Green Realty Corp.                                 196,500         7,341,240
                                                                  -------------
                                                                      58,422,384
                                                                  -------------
Office-Industrial Mix-2.6%
Duke Realty Corp.                                     260,600         8,026,480
                                                                  -------------
Regional Malls-20.6%
General Growth Properties, Inc.                       208,500        16,805,100
Macerich Co.                                          178,600         7,536,920
Mills Corp.                                           145,300         6,298,755
Rouse Co.                                             297,400        13,677,426
Simon Property Group, Inc.                            429,800        20,394,010
                                                                  -------------
                                                                      64,712,211
                                                                  -------------


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 7

Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Shopping Centers-12.1%
Developers Diversified Realty Corp.                   460,600     $  14,513,506
Heritage Property Investment Trust                     78,700         2,215,405
Kimco Realty Corp.                                    127,900         5,627,600
Pan Pacific Retail Properties, Inc.                   153,000         7,106,850
Regency Centers Corp.                                 213,200         8,421,400
                                                                  -------------
                                                                      37,884,761
                                                                  -------------
Storage-2.4%
Shurgard Storage Centers, Inc.                        200,300         7,471,190
                                                                  -------------
Warehouse & Industrial-12.6%
AMB Property Corp.                                    435,700        13,707,122
EastGroup Properties, Inc.                            171,900         5,354,685
ProLogis Trust                                        671,100        20,468,550
                                                                  -------------
                                                                      39,530,357
                                                                  -------------
Total Real Estate Investment Trusts                                 300,536,967
                                                                  -------------
Hotels & Restaurants-1.9%
Starwood Hotels & Resorts Worldwide, Inc.             175,700         6,056,379
                                                                  -------------
Total Common Stocks
  (cost $222,499,808)                                               306,593,346
                                                                  -------------
SHORT-TERM INVESTMENT-1.6%
Time Deposit-1.6%
Bank of New York
  0.563%, 12/01/03
  (cost $4,900,000)                                  $  4,900         4,900,000
                                                                  -------------
Total Investments-99.3%
  (cost $227,399,808)                                               311,493,346
Other assets less liabilities-0.7%                                    2,187,636
                                                                  -------------
Net Assets-100%                                                   $ 313,680,982
                                                                  =============


(a) Non-income producing security.

    See notes to financial statements.


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8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

STATEMENT OF ASSETS & LIABILITIES
November 30, 2003


ASSETS
Investments in securities, at value (cost $227,399,808)           $ 311,493,346
Cash                                                                     90,791
Receivable for investment securities sold                             2,724,154
Receivable for capital stock sold                                     2,015,558
Dividends and interest receivable                                       296,930
                                                                  -------------
Total assets                                                        316,620,779
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                           1,711,318
Payable for capital stock redeemed                                      616,940
Advisory fee payable                                                    227,441
Distribution fee payable                                                138,879
Accrued expenses                                                        245,219
                                                                  -------------
Total liabilities                                                     2,939,797
                                                                  -------------
Net Assets                                                        $ 313,680,982
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $     211,193
Additional paid-in capital                                          317,215,539
Accumulated net realized loss on investment transactions            (87,839,288)
Net unrealized appreciation of investments                           84,093,538
                                                                  -------------
                                                                   $ 313,680,982
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and
redemption price per share
  ($57,700,859 / 3,871,640 shares of capital stock issued
  and outstanding)                                                       $14.90
Sales charge--4.25% of public offering price                                .66
                                                                         ------
Maximum offering price                                                   $15.56
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($106,146,613 / 7,151,178 shares of capital stock issued
  and outstanding)                                                       $14.84
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($47,698,595 / 3,210,651 shares of capital stock issued
  and outstanding)                                                       $14.86
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($102,134,915 / 6,885,876 shares of capital stock issued
  and outstanding)                                                       $14.83
                                                                         ======


See notes to financial statements.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 9

STATEMENT OF OPERATIONS
Year Ended November 30, 2003


INVESTMENT INCOME
Dividends                                         $ 12,323,018
Interest                                                61,519     $ 12,384,537
                                                  ------------
EXPENSES
Advisory fee                                         2,357,633
Distribution fee--Class A                              140,309
Distribution fee--Class B                              976,391
Distribution fee--Class C                              400,463
Transfer agency                                        875,919
Administrative                                         136,000
Custodian                                              135,141
Audit and legal                                        104,794
Printing                                               102,775
Registration                                            53,400
Directors' fees                                         24,000
Miscellaneous                                           21,886
                                                  ------------
Total expenses                                       5,328,711
Less: expense offset arrangement
  (see Note B)                                            (316)
                                                  ------------
Net expenses                                                          5,328,395
                                                                   ------------
Net investment income                                                 7,056,142
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                        2,161,179
Net change in unrealized
  appreciation/depreciation
  of investments                                                     70,676,081
                                                                   ------------
Net gain on investment transactions                                  72,837,260
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                                         $ 79,893,402
                                                                   ============


See notes to financial statements.


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10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                 November 30,     November 30,
                                                     2003             2002
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   7,056,142    $   4,511,700
Net realized gain on investment
  transactions                                       2,161,179        4,122,116
Net change in unrealized
  appreciation/depreciation
  of investments                                    70,676,081       (6,090,113)
                                                 -------------    -------------
Net increase in net assets from
  operations                                        79,893,402        2,543,703

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
  Class A                                           (1,825,360)        (781,743)
  Class B                                           (3,493,592)      (2,399,564)
  Class C                                           (1,402,889)        (844,309)
  Advisor Class                                     (3,448,085)        (485,661)
Tax return of capital
  Class A                                                   -0-        (480,876)
  Class B                                                   -0-      (1,476,054)
  Class C                                                   -0-        (519,364)
  Advisor Class                                             -0-        (298,746)

CAPITAL STOCK TRANSACTIONS
Net increase                                        13,657,461       78,077,119
                                                 -------------    -------------
Total increase                                      83,380,937       73,334,505

NET ASSETS
Beginning of period                                230,300,045      156,965,540
                                                 -------------    -------------
End of period                                    $ 313,680,982    $ 230,300,045
                                                 =============    =============


See notes to financial statements.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 11

Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


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12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 13

Notes to Financial Statements
-------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as an adjustment to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fee.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Subsequent Events" below.

Pursuant to the advisory agreement, the Fund paid $136,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 2003.


-------------------------------------------------------------------------------

14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $682,893 for the year ended November 30, 2003.

For the year ended November 30, 2003, the Fund's expenses were reduced by $316 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $4,739 from the sale of Class A shares and received $43,742, $109,894 and $3,230 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2003.

Brokerage commissions paid on investment transactions for the year ended November 30, 2003, amounted to $274,421, none of which was paid to Sanford C. Bernstein Co., LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,944,562 and $1,504,511, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


-------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 15

Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2003 were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  86,298,734    $  74,963,696
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                              $ 228,608,858
                                                                  =============
Gross unrealized appreciation                                     $  83,639,364
Gross unrealized depreciation                                          (754,876)
                                                                  -------------
Net unrealized appreciation                                       $  82,884,488
                                                                  =============


NOTE E

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                  2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $  10,169,926    $   4,511,277
                                              -------------    -------------
Total taxable distributions                      10,169,926        4,511,277
  Total return of capital                                -0-       2,775,040
                                              -------------    -------------
Total distributions paid                      $  10,169,926    $   7,286,317
                                              =============    =============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                           $ (86,630,238)(a)
Unrealized appreciation/(depreciation)                            82,884,488(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (3,745,750)
                                                               =============

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $86,630,238, of which $46,687,368 expires in the year 2007 and $39,942,870 expires in 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year, the Fund utilized loss carryforward of $2,973,417.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


-------------------------------------------------------------------------------

16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

During the current fiscal year, permanent differences, primarily due to distribution in excess of net investment income resulted in a net decrease in distribution in excess of net investment income and a corresponding decrease in additional paid in capital. This reclassification had no effect on net assets.

NOTE F

Concentration of Risk

Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

NOTE G

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                       Year Ended     Year Ended     Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                             2003           2002           2003            2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            5,286,964     3,752,080    $ 65,564,174    $ 44,679,869
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          108,173        79,323       1,338,541         954,926
-------------------------------------------------------------------------------
Shares converted
  from Class B           639,290       214,822       7,791,481       2,503,795
-------------------------------------------------------------------------------
Shares redeemed       (5,255,265)   (2,908,747)    (65,402,372)    (34,221,262)
-------------------------------------------------------------------------------
Net increase             779,162     1,137,478    $  9,291,824    $ 13,917,328
===============================================================================


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 17

Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                       Year Ended     Year Ended     Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                             2003           2002           2003            2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            1,172,711     2,963,213    $ 14,980,278    $ 35,892,929
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          190,600       185,672       2,340,218       2,227,895
-------------------------------------------------------------------------------
Shares converted
  to Class A            (641,342)     (215,424)     (7,791,481)     (2,503,795)
-------------------------------------------------------------------------------
Shares redeemed       (2,227,699)   (2,840,848)    (27,793,997)    (33,585,981)
-------------------------------------------------------------------------------
Net increase
  (decrease)          (1,505,730)       92,613    $(18,264,982)   $  2,031,048
===============================================================================

CLASS C
Shares sold              762,170     1,057,306    $  9,913,486    $ 12,764,590
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           57,775        51,715         713,481         621,319
-------------------------------------------------------------------------------
Shares redeemed         (728,585)   (1,018,813)     (9,422,193)    (12,103,557)
-------------------------------------------------------------------------------
Net increase              91,360        90,208    $  1,204,774    $  1,282,352
===============================================================================

Advisor Class
Shares sold            1,571,498     5,183,243    $ 19,754,370    $ 62,778,715
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          276,848        63,399       3,420,318         749,710
-------------------------------------------------------------------------------
Shares redeemed         (141,581)     (227,394)     (1,748,843)     (2,682,034)
-------------------------------------------------------------------------------
Net increase           1,706,765     5,019,248    $ 21,425,845    $ 60,846,391
===============================================================================

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2003.


-------------------------------------------------------------------------------

18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance



-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 19

Notes to Financial Statements
-------------------------------------------------------------------------------

Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


-------------------------------------------------------------------------------

20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                            Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                              Class A
                                            ----------------------------------------------------------------------------
                                                                                  September 1,
                                                                                       2000 to        Year Ended
                                                    Year Ended November 30,           November         August 31,
                                            -------------------------------------          30,  ------------------------
                                                2003         2002         2001           2000*     2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $11.52       $11.47       $10.70       $10.85       $10.19       $10.47
                                            ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .37          .34          .32          .13          .37          .46
Net realized and unrealized
   gain (loss) on investment
   transactions                                 3.53          .23          .97         (.13)         .89         (.06)
                                            ----------------------------------------------------------------------------
Net increase in net asset
   value from operations                        3.90          .57         1.29           -0-        1.26          .40
                                            ----------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from
   net investment income                        (.52)        (.32)        (.32)        (.10)        (.42)        (.46)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
   on investments                                 -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                             -0-        (.20)        (.20)        (.05)        (.18)        (.02)
                                            ----------------------------------------------------------------------------
Total dividends and distributions               (.52)        (.52)        (.52)        (.15)        (.60)        (.68)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $14.90       $11.52       $11.47       $10.70       $10.85       $10.19
                                            ============================================================================
TOTAL RETURN
Total investment return based on
   net asset value(b)                          34.89%        4.85%       12.33%        (.05)%      13.46%        3.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                           $57,701      $35,626      $22,422      $20,942      $22,221      $35,299
Ratio to average net assets of:
   Expenses                                     1.74%        1.75%        1.78%        1.87%(c)     1.71%        1.58%
   Net investment income                        2.84%        2.87%        2.84%        4.98%(c)     3.81%        4.57%
Portfolio turnover rate                           30%          37%          40%           6%          26%          29%



See footnote summary on page 24.


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 21

Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class B
                                            ----------------------------------------------------------------------------
                                                                                  September 1,
                                                                                       2000 to        Year Ended
                                                    Year Ended November 30,           November         August 31,
                                            -------------------------------------          30,  ------------------------
                                                2003         2002         2001           2000*      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $11.48       $11.44       $10.68       $10.84       $10.17       $10.44
                                            ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .30          .28          .28          .11          .30          .38
Net realized and unrealized
    gain (loss) on investment
   transactions                                 3.51          .21          .93         (.14)         .89         (.05)
                                            ----------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations                  3.81          .49         1.21         (.03)        1.19          .33
                                            ----------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from
   net investment income                        (.45)        (.28)        (.28)        (.09)        (.36)        (.38)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
   on investments                                 -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                             -0-        (.17)        (.17)        (.04)        (.16)        (.02)
                                            ----------------------------------------------------------------------------
Total dividends and distributions               (.45)        (.45)        (.45)        (.13)        (.52)        (.60)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $14.84       $11.48       $11.44       $10.68       $10.84       $10.17
                                            ============================================================================
TOTAL RETURN
Total investment return based on
   net asset value(b)                          34.05%        4.15%       11.53%        (.31)%      12.68%        3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                          $106,147      $99,370      $98,014     $108,711     $113,542     $168,741
Ratio to average net assets of:
   Expenses                                     2.47%        2.47%        2.50%        2.57%(c)     2.41%        2.31%
   Net investment income                        2.40%        2.35%        2.53%        4.22%(c)     3.13%        3.82%
Portfolio turnover rate                           30%          37%          40%           6%          26%          29%



See footnote summary on page 24.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                             Class C
                                            ----------------------------------------------------------------------------
                                                                                  September 1,
                                                                                       2000 to        Year Ended
                                                    Year Ended November 30,           November         August 31,
                                            -------------------------------------          30,  ------------------------
                                                2003         2002         2001           2000*      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $11.49       $11.46       $10.69       $10.85       $10.17       $10.44
                                            ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .29          .28          .28          .11          .29          .38
Net realized and unrealized
   gain (loss) on investment
   transactions                                 3.53          .20          .94         (.14)         .91         (.05)
                                            ----------------------------------------------------------------------------
Net increase (decrease)in net
   asset value from operations                  3.82          .48         1.22         (.03)        1.20          .33
                                            ----------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from
   net investment income                        (.45)        (.28)        (.28)        (.09)        (.36)        (.38)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
   on investments                                 -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                             -0-        (.17)        (.17)        (.04)        (.16)        (.02)
                                            ----------------------------------------------------------------------------
Total dividends and distributions               (.45)        (.45)        (.45)        (.13)        (.52)        (.60)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $14.86       $11.49       $11.46       $10.69       $10.85       $10.17
                                            ============================================================================
TOTAL RETURN
Total investment return based on
   net asset value(b)                          34.10%        4.06%       11.62%        (.31)%      12.78%        3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                           $47,698      $35,845      $34,699      $33,463      $34,217      $44,739
Ratio to average net assets of:
   Expenses                                     2.46%        2.46%        2.49%        2.58%(c)     2.40%        2.30%
   Net investment income                        2.31%        2.35%        2.50%        4.21%(c)     3.02%        3.77%
Portfolio turnover rate                           30%          37%          40%           6%          26%          29%



See footnote summary on page 24.


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 23

Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                          Advisor Class
                                            ----------------------------------------------------------------------------
                                                                                  September 1,
                                                                                       2000 to        Year Ended
                                                    Year Ended November 30,           November        August 31,
                                            -------------------------------------          30,  ------------------------
                                                2003         2002         2001           2000*      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $11.48       $11.46       $10.71       $10.87       $10.20       $10.48
                                            ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .40          .21          .37          .14          .38          .48
Net realized and unrealized
   gain (loss) on investment
   transactions                                 3.53          .39          .96         (.14)         .92         (.05)
                                            ----------------------------------------------------------------------------
Net increase in net asset
   value from operations                        3.93          .60         1.33           -0-        1.30          .43
                                            ----------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from
   net investment income                        (.58)        (.36)        (.37)        (.11)        (.44)        (.48)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-          -0-        (.11)
Distributions from net realized gain
   on investments                                 -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                             -0-        (.22)        (.21)        (.05)        (.19)        (.02)
                                            ----------------------------------------------------------------------------
Total dividends and distributions               (.58)        (.58)        (.58)        (.16)        (.63)        (.71)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $14.83       $11.48       $11.46       $10.71       $10.87       $10.20
                                            ============================================================================
TOTAL RETURN
Total investment return based on
   net asset value(b)                          35.40%        5.12%       12.74%        (.07)%      13.94%        4.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                          $102,135      $59,459       $1,831       $1,925       $1,943       $2,270
Ratio to average net assets of:
   Expenses                                     1.44%        1.51%        1.48%        1.58%(c)     1.40%        1.30%
   Net investment income                        3.17%        1.73%        3.27%        5.21%(c)     3.83%        4.75%
Portfolio turnover rate                           30%          37%          40%           6%          26%          29%



(a) Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

* During the year 2000 the Fund changed its fiscal year end from August 31 to November 30.


-------------------------------------------------------------------------------

24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                               Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Real Estate Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assur-ance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Real Estate Investment Fund, Inc. at November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 9, 2004


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 25

Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Howard E. Hassler(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Daniel G. Pine(2), Senior Vice President
Thomas Bardong, Vice President
David A. Kruth(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1) Member of the Audit Committee.

(2) Messrs. Pine and Kruth are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------

26 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.



                                                                                PORTFOLIOS
                                                                                 IN FUND          OTHER
  NAME, AGE OF DIRECTOR,                     PRINCIPAL                           COMPLEX      DIRECTORSHIPS
         ADDRESS                            OCCUPATION(S)                      OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr., #, 71        Investment adviser and an inde-                 116             None
2 Sound View Drive                  pendent consultant. He was for-
Suite 100                           merly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(7)                                 investment adviser, with which he
Chairman of the Board               had been associated since prior
                                    to 1999. He was formerly Deputy Comptroller
                                    and Chief Investment Officer of the State of
                                    New York and, prior thereto, Chief
                                    Investment Officer of the New York Bank for
                                    Savings.

Ruth Block, #, 73                   Formerly Executive Vice President                96             None
500 SE Mizner Blvd.                 and Chief Insurance Officer of The
Boca Raton, FL 33432                Equitable Life Assurance Society
(7)                                 of the United States; Chairman and
                                    Chief Executive Officer of Evlico; Director
                                    of Avon, BP (oil and gas), Ecolab
                                    Incorporated (specialty chemicals), Tandem
                                    Financial Group and Donaldson, Lufkin &
                                    Jenrette Securities Corporation; former
                                    Governor at Large National Association of
                                    Securities Dealers, Inc.

David H. Dievler, #, 74             Independent consultant. Until                   100             None
P.O. Box 167                        December 1994, he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
(7)                                 Management Corporation ("ACMC")
                                    responsible for mutual fund administration.
                                    Prior to joining ACMC in 1984, he was Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to that, he was
                                    a Senior Manager at Price Water- house & Co.
                                    Member of American Institute of Certified
                                    Public Accountants since 1953.



-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 27

Management of the Fund
-------------------------------------------------------------------------------


                                                                                PORTFOLIOS
                                                                                 IN FUND          OTHER
  NAME, AGE OF DIRECTOR,                     PRINCIPAL                           COMPLEX      DIRECTORSHIPS
         ADDRESS                            OCCUPATION(S)                      OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin, #, 61               Consultant. Formerly President of                98             None
P.O. Box 12                         Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002, a
(7)                                 Senior Advisor from June 1999- June 2000 and
                                    President of Historic Hudson Valley
                                    (historic preservation) from December
                                    1989-May 1999. Previously, Director of the
                                    National Academy of Design and during
                                    1988-1992, he was Director and Chairman of
                                    the Audit Committee of ACMC.

Howard E. Hassler, #, 74            Currently a consultant specializing               1             None
25 Sutton Place                     in retailing, finance and real estate.
South New York, NY 10022            Former Chairman and Chief Execu-
(7)                                 tive Officer of Brooks Fashion Stores,
                                    Inc. (specialty clothing stores); Former
                                    Chairman, President and Chief Operating
                                    Officer of Allied Stores Corporation
                                    (department and specialty stores), 1987;
                                    Executive Vice President, Chief Financial
                                    and Accounting Officer and Director, Allied
                                    Stores Corporation from June 1984 to June
                                    1987.

Clifford L. Michel, #, 64           Senior Counsel of the law firm                   97           Placer
15 St. Bernard's Road               of Cahill Gordon & Reindel since                             Dome, Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(7)                                 that firm for more than twenty-five
                                    years prior thereto. He is President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                    (investments) and a Director of Placer
                                    Dome, Inc. (mining).

Donald J. Robinson, #, 69           Senior Counsel to the law firm of                96             None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1999. Formerly a
(7)                                 senior partner and a member of
                                    the Executive Committee of that firm. He was
                                    also a member and Chairman of the Municipal
                                    Securities Rulemaking Board and a Trustee of
                                    the Museum of the City of New York.



-------------------------------------------------------------------------------

28 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


                                                                                PORTFOLIOS
                                                                                 IN FUND          OTHER
  NAME, AGE OF DIRECTOR,                     PRINCIPAL                           COMPLEX      DIRECTORSHIPS
         ADDRESS                            OCCUPATION(S)                      OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR

Marc O. Mayer, +, 46                Executive Vice President of ACMC                 68             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
(Elected November 18,               predecessor since prior to 1999.
2003)


* There is no stated term of office for the Fund's Directors.


# Member of the Audit Committee and the Nominating Committee.

+ Mr. Mayer is an "interested Director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 29

Management of the Fund
-------------------------------------------------------------------------------

Officer Information
Certain information concerning the Fund's Officers is listed below.



NAME,                               PRINCIPAL POSITION(S)           PRINCIPAL OCCUPATION
ADDRESS* AND AGE                    HELD WITH FUNDS                 DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   Chairman and President          See biography above.

Daniel G. Pine, 52                  Senior Vice President           Senior Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")**,
                                                                    with which he has been associated
                                                                    since prior to 1999.

David A. Kruth, 40                  Vice President                  Vice President of ACMC**, with which
                                                                    he has been associated since 1999.

Thomas J. Bardong, 58               Vice President                  Senior Vice President of ACMC**, with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Acting
                                                                    General Counsel of ACMC**, with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS")**, and
                                                                    a Vice President of AllianceBernstein
                                                                    Investment Research and Management,
                                                                    Inc. ("ABIRM")**, with which he has
                                                                    been associated since prior to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS**, with which
                                                                    he has been associated since prior to
                                                                    1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


-------------------------------------------------------------------------------

30 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund +
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 31

NOTES


-------------------------------------------------------------------------------

32 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIREITAR1103


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1)

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT

10 (a) (1)     Code of ethics that is subject to the disclosure of Item 2 hereof

10 (b) (1)     Certification of Principal Executive Officer Pursuant to Section
               302 of the Sarbanes-Oxley Act of 2002

10 (b) (2)     Certification of Principal Financial Officer Pursuant to Section
               302 of the Sarbanes-Oxley Act of 2002

10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:     /s/ Marc O. Mayer
        ------------------
        Marc O. Mayer
        President

Date:   January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        ------------------
        Marc O. Mayer
        President

Date:   January 29, 2004

By:     /s/ Mark D. Gersten
        --------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   January 29, 2004